Fair Value of Financial Instruments (Details) (USD $)	6 Months Ended	12 Months Ended					0 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Dec. 31, 2012 NEK Special Programs Group LLC (NEK)	Dec. 14, 2012 NEK Special Programs Group LLC (NEK) Minimum	Dec. 14, 2012 NEK Special Programs Group LLC (NEK) Maximum	Mar. 31, 2013 Assets and liabilities measured at fair value on a recurring basis Level 1	Sep. 30, 2012 Assets and liabilities measured at fair value on a recurring basis Level 1	Sep. 30, 2011 Assets and liabilities measured at fair value on a recurring basis Level 1	Sep. 30, 2010 Assets and liabilities measured at fair value on a recurring basis Level 1	Sep. 30, 2009 Assets and liabilities measured at fair value on a recurring basis Level 1	Mar. 31, 2013 Assets and liabilities measured at fair value on a recurring basis Level 2	Sep. 30, 2012 Assets and liabilities measured at fair value on a recurring basis Level 2	Sep. 30, 2011 Assets and liabilities measured at fair value on a recurring basis Level 2	Sep. 30, 2010 Assets and liabilities measured at fair value on a recurring basis Level 2	Sep. 30, 2009 Assets and liabilities measured at fair value on a recurring basis Level 2	Mar. 31, 2013 Assets and liabilities measured at fair value on a recurring basis Level 3	Mar. 31, 2013 Assets and liabilities measured at fair value on a recurring basis Total	Sep. 30, 2012 Assets and liabilities measured at fair value on a recurring basis Total	Sep. 30, 2011 Assets and liabilities measured at fair value on a recurring basis Total	Sep. 30, 2010 Assets and liabilities measured at fair value on a recurring basis Total	Sep. 30, 2009 Assets and liabilities measured at fair value on a recurring basis Total
Fair Value of Financial Instruments
Change in the fair value of the contingent consideration		$ 0
Contingent consideration expense	0
Assets and liabilities measured at fair value on a recurring basis
Period within which contingent consideration will be paid							6 months	9 months
Assets
Cash equivalents									115,214,000	171,300,000	266,842,000	129,756,000	178,893,000							115,214,000	171,300,000	266,842,000	129,756,000	178,893,000
Current derivative assets														2,827,000	3,779,000	7,466,000	11,428,000	18,106,000		2,827,000	3,779,000	7,466,000	11,428,000	18,106,000
Non-current derivative assets														5,303,000	3,713,000					5,303,000	3,713,000
Total assets measured at fair value									115,214,000	171,300,000	266,842,000	129,756,000	178,893,000	8,130,000	7,492,000	33,295,000	95,509,000	26,233,000		123,344,000	178,792,000	300,137,000	225,265,000	205,126,000
Liabilities
Current derivative liabilities														6,809,000	6,839,000	7,522,000	3,193,000	17,933,000		6,809,000	6,839,000	7,522,000	3,193,000	17,933,000
Non-current derivative liabilities														7,170,000	6,498,000	6,164,000	4,748,000			7,170,000	6,498,000	6,164,000	4,748,000
Fair value of additional contingent cash consideration						11,700,000			0										11,684,000	11,684,000
Total liabilities measured at fair value														13,979,000	13,337,000	13,686,000	7,941,000	17,933,000	11,684,000	25,663,000	13,337,000	13,686,000	7,941,000	17,933,000
Debt instruments
Estimated fair value of long-term debt	53,800,000	12,500,000	17,500,000	21,600,000	25,100,000
Carrying value of long-term debt	$ 53,000,000	$ 11,500,000	$ 15,918,000	$ 20,494,000	$ 25,124,000